Litigation	6 Months Ended
Jun. 30, 2026
Litigation
Litigation

22.  Litigation

From time to time, the Group may become involved in litigation relating to claims arising from the ordinary course of business. The Group believes that there are currently no claims or actions pending against the Group, the ultimate disposition of which could have a probable material adverse effect on the Group’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future. When an unfavorable outcome occurs, there exists the possibility of a material adverse impact on the Group’s financial position, results of operations or cash flows for the periods in which the unfavorable outcome occurs, and potentially in future periods.

On May 17, 2019, Luye Pharma Hong Kong Ltd. (“Luye”) issued a notice to the Group purporting to terminate a distribution agreement that granted the Group exclusive commercial rights to Seroquel in the PRC for failure to meet a pre-specified target. The Group disagrees with this assertion and believes that Luye have no basis for termination. As a result, the Group commenced legal proceedings in 2019 in order to seek damages. On October 21, 2021 (and a decision on costs and interest in December 2021), the Group was awarded an amount of US$37.7 million (RMB253.2 million) with interest of 5.5% per annum from the date of the award until payment and recovery of costs of approximately US$2.2 million (collectively the “Award”). On June 27, 2022, Luye provided the Group a bank guarantee of up to RMB286.0 million (subsequently updated to RMB335.2 million with validity extended to June 25, 2027) to cover the Award amounts, pending the outcome of an application by Luye to the High Court of Hong Kong to set aside the Award and subsequent appeals. On July 26, 2022, Luye’s application to set aside the Award was dismissed by the High Court with costs awarded in favor of the Group. On October 7, 2022, Luye filed a Notice of Appeal to the Court of Appeal and on June 6, 2023, the Court of Appeal heard Luye’s application to set aside the Award. On May 8, 2026, Luye’s application to set aside the Award was dismissed again, this time by the Court of Appeal with costs in favor of the Group. On June 5, 2026, Luye further applied to the Court of Appeal for leave to appeal to the Court of Final Appeal with the outcome pending. The legal proceedings are ongoing and as no Award amounts have been received as at the issuance date of these interim unaudited condensed consolidated financial statements, no Award amounts have been recognized and no adjustment has been made to Seroquel-related balances as at June 30, 2026. Such Seroquel-related balances include accounts receivable, accounts payable and other payables of US$1.1 million, US$0.9 million and US$1.2 million respectively.